14. FINANCIAL INSTRUMENTS (Details 12) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Movement	R$ 5,537,174	R$ 604,828	R$ 1,415,962
Realization	(1,667,886)	(790,353)	R$ (370,191)
Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, net of taxes, beginning	1,255,770
Movement	(5,537,174)
Realization	(1,667,886)
Fair value, net of taxes, ending	R$ 5,125,058	R$ 1,255,770